Strategic Partners Opportunity Funds

100 Mulberry Street

Gateway Center Three, 4th Floor

Newark, New Jersey 07102

March 17, 2008

VIA EDGAR SUBMISSION

U.S. Securities and Exchange Commission

450 Fifth Street, N.W.

Judiciary Plaza

Washington, DC 20549

Re:	Strategic Partners Opportunity Funds: Form N-1A
Post-Effective Amendment No. 17 to the Registration
Statement under the Securities Act of 1933;
Amendment No. 18 to the Registration Statement under
the Investment Company Act of 1940
Securities Act Registration No. 333-95849
Investment Company Act No. 811-09805

Dear Sir or Madam:

On behalf of Strategic Partners Opportunity Funds (the “RIC”), pursuant to the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), transmitted herewith for filing with the Securities and Exchange Commission (the “Commission”) is Post-Effective Amendment No. 17 to the Registration Statement under the 1933 Act and Amendment No. 18 to the Registration Statement under the 1940 Act (the “Amendment”).

The Amendment is being filed pursuant to Rule 485(a)(2) under the 1933 Act solely for the purpose of adding a new, second series to the RIC. The new series is Jennison Small Cap Opportunity Fund (the “Fund”). The Amendment is not intended to amend the RIC’s current prospectus (“Current Prospectus”) or current statement of additional information (“Current SAI”), each dated June 4, 2007, which pertain to the RIC’s two other series, which are named Jennison Select Growth Fund and Dryden Strategic Value Fund.

The RIC intends to file a subsequent post-effective amendment on or before June 2, 2008 pursuant to Rule 485(b) under the 1933 Act, to include certain other exhibits, information responsive to any comments from the staff of the Securities and Exchange Commission (the “Staff”) regarding the Amendment filed herewith, as well as general, non-material updating and financial information relating to Jennison Select Growth Fund and Dryden Strategic Value Fund.

The Fund’s investment objective is capital growth. The Fund normally invests at least 80% of its net assets plus borrowings, if any, in equity and equity-related securities of small, less well-known companies that the investment subadviser believes are relatively undervalued. For purposes of this non-fundamental investment policy, small, less well–known companies are companies with a market capitalization less than the largest market capitalization of the Russell 2000 Index at the time of investment.

To assist you with the review of the Amendment, we note that much of the non-investment related information set forth in certain sections of the Preliminary Prospectus and the Preliminary Statement of Additional Information of the Fund is substantially similar to the information set forth in certain comparable sections of the Current Prospectus and the Current SAI. Additionally, we note that the staff reviewed:

•	post-effective amendment No. 10 to the registration statement of the RIC, which went effective on June 30, 2004 (the “Prior RIC Registration Statement”);
•	post-effective amendment No. 41 to the registration statement of Jennison Small Company Fund (the “Prior Small Company Filing”), which went effective on December 1, 2006; and
•

post-effective amendment No. 36 to the registration statement of JennisonDryden Portfolios, which went effective on December 21, 2007 (the “Prior JD Filing”) (collectively, the “Prior Registration Statements”).

The following sections of Fund’s prospectus contained in the Amendment includes disclosure that is either substantially similar to the disclosure contained in Prior Registration Statements (as noted):

•	“Risk Return Summary-Investment Objective and Principal Strategies” and “Risk Return Summary-Principal Risks” are substantially similar to the Prior Small Company Filing;
•

“Evaluating Performance”, “Fees and Expenses” and “Examples” are substantially similar to the Prior JD Filing as it relates to new fund disclosure and substantially similar to all of the Prior Registrations Statements disclosure concerning Class A, B, C, R and Z shares (as applicable);

•	“How The Fund Invests” and “Investment Risks” are substantially similar to the Prior Small Company Filing;
•	“How the Fund is Managed” is substantially similar to the Prior Small Company Filing;
•

“Distributor,” “Disclosure of Portfolio Holdings,” “Distributions,” “Tax Issues,” “If You Sell Or Exchange Your Shares” and “How to Buy, Sell or Exchange Shares of the Fund” are substantially similar to the Prior Registration Statements; and

•	“Financial Highlights” are substantially similar to the “Prior JD Filing.”

The Fund’s statement of additional information contained in the Amendment includes disclosure that is either substantially similar or identical to the disclosure contained in Prior Registration Statements.

The Amendment contains all applicable Staff comments to the Prior Registration Statements noted above. Since the Amendment is substantially similar to the Prior Registration Statements of mutual funds in the same fund complex that were recently reviewed by the Staff and declared effective by the Staff, we request that the Amendment receives “no review” or limited review if deemed necessary by the Staff.

The Amendment will go effective on June 2, 2008 and we would appreciate receiving the Staff’s comments, if any, on or about May 26, 2008.

If you have any questions or comments with respect to the foregoing, or if I can be of any further assistance in facilitating the Staff’s review, please contact me at 973-802-5032. Thank you for your assistance in this matter.

Very truly yours,

/s/ Claudia DiGiacomo
Claudia DiGiacomo
Assistant Secretary